Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MoA Funds Corp
Entity Central Index Key	0000795259
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000025733
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Trading Symbol	MAEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Equity Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Equity Index Fund	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 25.02% before expenses and 24.83% after expenses. The S&P 500® Index, returned 25.02% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index’s return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Equity Index Fund	S&P 500 Index
12/14	$10,000	$10,000
12/15	$10,114	$10,138
12/16	$11,305	$11,351
12/17	$13,746	$13,829
12/18	$13,147	$13,223
12/19	$17,246	$17,386
12/20	$20,383	$20,585
12/21	$26,193	$26,494
12/22	$21,416	$21,696
12/23	$27,009	$27,399
12/24	$33,715	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Equity Index Fund	24.83%	14.35%	12.92%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,867,961,953
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 4,233,082
InvestmentCompanyPortfolioTurnover	8.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,867,961,953
# of Portfolio Holdings	515
Portfolio Turnover Rate	8.64%
Advisory Fees Paid	$4,233,082

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	98.4%
Short-Term Debt, Cash Investment and Other Net Assets	1.6%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Cl A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Cl A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. Cl C	1.8%
Berkshire Hathaway, Inc. Cl B	1.6%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025740
Shareholder Report [Line Items]
Fund Name	All America Fund
Trading Symbol	MAAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA All America Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA All America Fund	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 19.72% before expenses and 19.12% after expenses. The Russell 3000® Index, returned 23.81% over the same period. Small- and mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA All America Fund	Russell 3000 Index
12/14	$10,000	$10,000
12/15	$9,986	$10,048
12/16	$11,121	$11,327
12/17	$13,262	$13,721
12/18	$12,184	$13,002
12/19	$15,615	$17,035
12/20	$18,263	$20,593
12/21	$23,206	$25,877
12/22	$19,099	$20,907
12/23	$22,982	$26,334
12/24	$27,375	$32,604

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA All America Fund	19.12%	11.88%	10.60%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 308,643,745
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 1,232,230
InvestmentCompanyPortfolioTurnover	30.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$308,643,745
# of Portfolio Holdings	695
Portfolio Turnover Rate	30.64%
Advisory Fees Paid	$1,232,230

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	97.8%
Short-Term Debt, Cash Investment and Other Net Assets	2.2%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Apple, Inc.	4.5%
NVIDIA Corp.	3.9%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.4%
Meta Platforms, Inc. Cl A	1.5%
Tesla, Inc.	1.3%
Alphabet, Inc. Cl A	1.3%
Broadcom, Inc.	1.3%
Alphabet, Inc. Cl C	1.1%
Berkshire Hathaway, Inc. Cl B	1.0%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025741
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Trading Symbol	MAVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Value Fund	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 12.21% before expenses and 11.29% after expenses. The Russell 2000® Value Index, returned 8.05% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

Line Graph [Table Text Block]
	MoA Small Cap Value Fund	Russell 3000 Index	Russell 2000 Value Index
12/14	$10,000	$10,000	$10,000
12/15	$9,653	$10,048	$9,253
12/16	$11,588	$11,327	$12,190
12/17	$12,569	$13,721	$13,146
12/18	$10,725	$13,002	$11,455
12/19	$12,746	$17,035	$14,020
12/20	$12,245	$20,593	$14,669
12/21	$16,198	$25,877	$18,816
12/22	$14,608	$20,907	$16,091
12/23	$16,009	$26,334	$18,448
12/24	$17,816	$32,604	$19,934

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Small Cap Value Fund	11.29%	6.93%	5.94%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 397,699,930
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,950,486
InvestmentCompanyPortfolioTurnover	47.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$397,699,930
# of Portfolio Holdings	89
Portfolio Turnover Rate	47.84%
Advisory Fees Paid	$2,950,486

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	99.4%
Short-Term Debt, Cash Investment and Other Net Assets	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Mueller Industries, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.3%
American Healthcare REIT, Inc.	2.2%
First Advantage Corp.	2.0%
Essent Group Ltd.	2.0%
Skyward Specialty Insurance Group, Inc.	2.0%
UMB Financial Corp.	2.0%
Vail Resorts, Inc.	1.9%
Enpro, Inc.	1.8%
Banner Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025742
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Trading Symbol	MAGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Growth Fund	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 10.83% before expenses and 9.92% after expenses. The Russell 2000® Growth Index, returned 15.15% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

Line Graph [Table Text Block]
	MoA Small Cap Growth Fund	Russell 3000 Index	Russell 2000 Growth Index
12/14	$10,000	$10,000	$10,000
12/15	$9,744	$10,048	$9,862
12/16	$10,537	$11,327	$10,978
12/17	$13,017	$13,721	$13,411
12/18	$11,398	$13,002	$12,163
12/19	$14,425	$17,035	$15,628
12/20	$20,715	$20,593	$21,040
12/21	$22,866	$25,877	$21,636
12/22	$16,379	$20,907	$15,933
12/23	$18,938	$26,334	$18,906
12/24	$20,817	$32,604	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Small Cap Growth Fund	9.92%	7.61%	7.61%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 397,691,404
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,022,361
InvestmentCompanyPortfolioTurnover	43.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$397,691,404
# of Portfolio Holdings	107
Portfolio Turnover Rate	43.85%
Advisory Fees Paid	$3,022,361

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	98.7%
Short-Term Debt, Cash Investment and Other Net Assets	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

ESCO Technologies, Inc.	2.1%
Sterling Infrastructure, Inc.	2.0%
Federal Signal Corp.	2.0%
Northern Oil & Gas, Inc.	1.9%
Workiva, Inc. Cl A	1.8%
Grid Dynamics Hldgs., Inc.	1.8%
Huron Consulting Group, Inc.	1.7%
First Financial Bankshares, Inc.	1.7%
Corcept Therapeutics, Inc.	1.7%
PJT Partners, Inc. Cl A	1.6%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000200087
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Index Fund
Trading Symbol	MASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Small Cap Equity Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Equity Index Fund	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 8.70% before expenses and 8.55% after expenses. The S&P SmallCap® 600 Index, returned 8.70% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

Line Graph [Table Text Block]
	MoA Small Cap Equity Index Fund	S&P 500 Index	S&P SmallCap 600 Index
07/18	$10,000	$10,000	$10,000
12/18	$8,368	$9,286	$8,286
12/19	$10,190	$12,210	$10,173
12/20	$11,301	$14,456	$11,322
12/21	$14,303	$18,606	$14,358
12/22	$11,970	$15,236	$12,047
12/23	$13,870	$19,241	$13,980
12/24	$15,055	$24,056	$15,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
MoA Small Cap Equity Index Fund (Incp: July 2, 2018)	8.55%	8.12%	6.50%
S&P 500 Index	25.02%	14.53%	14.47%
S&P SmallCap 600 Index	8.70%	8.36%	6.65%

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 210,033,937
Holdings Count | Holding	606
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$210,033,937
# of Portfolio Holdings	606
Portfolio Turnover Rate	35.80%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock - Indexed	99.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

iShares Core S&P Small-Cap ETF	2.4%
Bath & Body Works, Inc.	0.6%
Glaukos Corp.	0.6%
Alaska Air Group, Inc.	0.6%
ATI, Inc.	0.6%
Robert Half, Inc.	0.5%
VF Corp.	0.5%
SPS Commerce, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Qorvo, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025743
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Trading Symbol	MAMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Mid Cap Value Fund	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 11.53% before expenses and 10.78% after expenses. The Russell Midcap® Value Index, returned 13.07% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of mid-cap stocks.

Line Graph [Table Text Block]
	MoA Mid Cap Value Fund	Russell 1000® Index	Russell Mid Cap Value Index
12/14	$10,000	$10,000	$10,000
12/15	$9,674	$10,092	$9,522
12/16	$11,191	$11,308	$11,426
12/17	$12,869	$13,761	$12,951
12/18	$11,075	$13,102	$11,359
12/19	$14,095	$17,220	$14,433
12/20	$14,459	$20,830	$15,150
12/21	$19,425	$26,340	$19,443
12/22	$17,353	$21,302	$17,104
12/23	$18,560	$26,953	$19,278
12/24	$20,562	$33,560	$21,798

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Mid Cap Value Fund	10.78%	7.85%	7.47%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 213,053,274
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 987,350
InvestmentCompanyPortfolioTurnover	38.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$213,053,274
# of Portfolio Holdings	72
Portfolio Turnover Rate	38.06%
Advisory Fees Paid	$987,350

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	97.1%
Short-Term Debt, Cash Investment and Other Net Assets	2.9%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Crown Hldgs., Inc.	2.7%
American Financial Group, Inc.	2.6%
Baker Hughes Co. Cl A	2.5%
Ameriprise Financial, Inc.	2.5%
Public Svc. Enterprise Group, Inc.	2.5%
Evergy, Inc.	2.4%
Lamb Weston Hldgs., Inc.	2.2%
Crane Co.	2.1%
Vail Resorts, Inc.	2.0%
Carlisle Cos., Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025744
Shareholder Report [Line Items]
Fund Name	Mid Cap Equity Index Fund
Trading Symbol	MAMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Mid Cap Equity Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Mid Cap Equity Index Fund	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 13.95% before expenses and 13.77% after expenses. The S&P MidCap® 400 Index, returned 13.93% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Mid Cap Equity Index Fund	S&P 500 Index	S&P MidCap 400 Index
12/14	$10,000	$10,000	$10,000
12/15	$9,774	$10,138	$9,782
12/16	$11,788	$11,351	$11,811
12/17	$13,650	$13,829	$13,730
12/18	$12,116	$13,223	$12,208
12/19	$15,307	$17,386	$15,407
12/20	$17,337	$20,585	$17,511
12/21	$21,595	$26,494	$21,847
12/22	$18,738	$21,696	$18,993
12/23	$21,783	$27,399	$22,115
12/24	$24,784	$34,254	$25,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Mid Cap Equity Index Fund	13.77%	10.12%	9.50%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,541,792,780
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,151,505
InvestmentCompanyPortfolioTurnover	24.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,541,792,780
# of Portfolio Holdings	406
Portfolio Turnover Rate	24.85%
Advisory Fees Paid	$1,151,505

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock - Indexed	98.7%
Short-Term Debt, Cash Investment and Other Net Assets	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc. Cl A	0.7%
Pure Storage, Inc. Cl A	0.7%
DocuSign, Inc. Cl A	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
RB Global, Inc.	0.6%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025746
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Trading Symbol	MACHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Balanced Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Balanced Fund	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 18.19% before expenses and 17.56% after expenses. The 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, returned 15.13% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Balanced Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,096	$10,138	$10,055	$10,003
12/16	$10,902	$11,351	$10,321	$10,030
12/17	$12,356	$13,829	$10,687	$10,114
12/18	$11,918	$13,223	$10,688	$10,303
12/19	$14,286	$17,386	$11,620	$10,535
12/20	$15,948	$20,585	$12,492	$10,596
12/21	$18,577	$26,494	$12,299	$10,601
12/22	$16,343	$21,696	$10,699	$10,760
12/23	$18,807	$27,399	$11,291	$11,326
12/24	$22,110	$34,254	$11,432	$11,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Balanced Fund	17.56%	9.13%	8.26%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 198,804,149
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 777,855
InvestmentCompanyPortfolioTurnover	36.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$198,804,149
# of Portfolio Holdings	414
Portfolio Turnover Rate	36.98%
Advisory Fees Paid	$777,855

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	60.7%
Long-Term Debt Securities	34.5%
Short-Term Debt, Cash Investment and Other Net Assets	4.8%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Apple, Inc.	5.1%
Microsoft Corp.	4.4%
NVIDIA Corp.	4.2%
Broadcom, Inc.	2.1%
JPMorgan Chase & Co.	1.7%
Amazon.com, Inc.	1.4%
Alphabet, Inc. Cl A	1.4%
Visa, Inc. Cl A	1.3%
Walmart, Inc.	1.1%
Booking Hldgs., Inc.	1.1%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000047659
Shareholder Report [Line Items]
Fund Name	International Fund
Trading Symbol	MAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA International Fund	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The International Fund’s performance for the 12 months ended December 31, 2024, was 5.41% before expenses and 5.19% after expenses. The MSCI EAFE Index, returned 3.82% over the same period. In general, international stocks, as measured by the benchmark, lagged in performance relative to the S&P 500® Index, an index of U.S. based companies. A long-term view and potential overall portfolio diversification benefits, which include companies with varying geographic exposure, should be considered when reviewing the performance of international stocks.

Line Graph [Table Text Block]
	MoA International Fund	MSCI EAFE Index
12/14	$10,000	$10,000
12/15	$10,014	$9,919
12/16	$10,099	$10,018
12/17	$12,565	$12,526
12/18	$10,995	$10,798
12/19	$13,309	$13,176
12/20	$14,323	$14,205
12/21	$15,809	$15,805
12/22	$14,055	$13,521
12/23	$16,803	$15,987
12/24	$17,674	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA International Fund	5.19%	5.84%	5.86%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,656,146,342
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 3,085,409
InvestmentCompanyPortfolioTurnover	37.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,656,146,342
# of Portfolio Holdings	152
Portfolio Turnover Rate	37.96%
Advisory Fees Paid	$3,085,409

Holdings [Text Block]

Industry Weightings

(% of Total Net Assets)

Value	Value
Financials	24.8%
Industrials	16.6%
Health Care	10.8%
Consumer Discretionary	9.7%
Information Technology	9.4%
Consumer Staples	6.6%
Materials	4.5%
Communication Services	3.9%
Energy	3.8%
Utilities	3.2%
Real Estate	1.7%
Short-Term Debt, Cash Investment and Other Net Assets	5.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

SAP SE	2.2%
Novartis AG	2.1%
Roche Hldg. AG	1.8%
Hitachi Ltd.	1.5%
Siemens AG	1.5%
Hermes International SCA	1.5%
Shell PLC	1.5%
HSBC Hldgs. PLC	1.4%
Novo Nordisk A/S Cl B	1.4%
RELX PLC	1.4%

Material Fund Change [Text Block]

Material Fund Change

On March 12, 2024, the shareholders of the Fund approved an amendment to the Fund’s investment advisory agreement that amended the Fund’s management fee from 0.075% to the annual rate of 0.40% of the Fund’s average daily net assets. The change in management fee was effective on May 1, 2024. The Adviser has contractually agreed to waive 0.15% of this fee for the first two years.

C000218762
Shareholder Report [Line Items]
Fund Name	Catholic Values Index Fund
Trading Symbol	MACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Catholic Values Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Catholic Values Index Fund	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 23.29% before expenses and 23.02% after expenses. The S&P 500® Catholic Values Index, returned 23.51% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index’s return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Catholic Values Index Fund	S&P 500 Index	S&P 500 Catholic Values Index
09/20	$10,000	$10,000	$10,000
12/20	$11,212	$11,215	$11,233
12/21	$14,463	$14,434	$14,527
12/22	$11,556	$11,820	$11,639
12/23	$14,603	$14,927	$14,754
12/24	$17,964	$18,662	$18,223

Average Annual Return [Table Text Block]
	1 Year	Since Inception
MoA Catholic Values Index Fund (Incp: September 30, 2020)	23.02%	14.77%
S&P 500 Index	25.02%	15.81%
S&P 500 Catholic Values Index	23.51%	15.16%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,553,362
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,553,362
# of Portfolio Holdings	440
Portfolio Turnover Rate	25.87%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	100.2%
Short-Term Debt, Cash Investment and Other Net Assets	-0.2%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Apple, Inc.	7.7%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. Cl A	2.6%
Alphabet, Inc. Cl A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Cl C	1.8%
JPMorgan Chase & Co.	1.6%
Global X S&P 500 Catholic Values ETF	1.3%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000047651
Shareholder Report [Line Items]
Fund Name	Retirement Income Fund
Trading Symbol	MARMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Retirement Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Retirement Income Fund	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 7.38% before expenses and 7.21% after expenses. The Morningstar Lifetime Allocation Conservative Income Index returned 5.39% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index composition. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Retirement Income Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$10,077	$10,138	$10,055
12/16	$10,648	$11,351	$10,321
12/17	$11,506	$13,829	$10,687
12/18	$11,355	$13,223	$10,688
12/19	$12,694	$17,386	$11,620
12/20	$13,642	$20,585	$12,492
12/21	$14,429	$26,494	$12,299
12/22	$12,824	$21,696	$10,699
12/23	$14,095	$27,399	$11,291
12/24	$15,111	$34,254	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Retirement Income Fund	7.21%	3.55%	4.21%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 207,924,545
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 102,330
InvestmentCompanyPortfolioTurnover	28.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$207,924,545
# of Portfolio Holdings	7
Portfolio Turnover Rate	28.84%
Advisory Fees Paid	$102,330

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	63.8%
Domestic Equity Funds	26.4%
US Government Money Market Fund	5.1%
International Equity Fund	4.7%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	34.2%
Intermediate Bond Fund	29.6%
Equity Index Fund	21.6%
US Government Money Market Fund	5.1%
International Fund	4.7%
Mid Cap Equity Index Fund	4.3%
Mid Cap Value Fund	0.5%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000047652
Shareholder Report [Line Items]
Fund Name	Clear Passage 2015 Fund
Trading Symbol	MURFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2015 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2015 Fund	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 7.80% before expenses and 7.58% after expenses. The Morningstar Lifetime Allocation Conservative 2015 Index returned 5.00% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2015 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,068	$10,138	$10,055	$10,003
12/16	$10,794	$11,351	$10,321	$10,030
12/17	$11,976	$13,829	$10,687	$10,114
12/18	$11,546	$13,223	$10,688	$10,303
12/19	$13,365	$17,386	$11,620	$10,535
12/20	$14,373	$20,585	$12,492	$10,596
12/21	$15,538	$26,494	$12,299	$10,601
12/22	$13,615	$21,696	$10,699	$10,760
12/23	$15,052	$27,399	$11,291	$11,326
12/24	$16,192	$34,254	$11,432	$11,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2015 Fund	7.58%	3.91%	4.94%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 105,374,721
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 54,487
InvestmentCompanyPortfolioTurnover	19.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$105,374,721
# of Portfolio Holdings	7
Portfolio Turnover Rate	19.25%
Advisory Fees Paid	$54,487

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	62.6%
Domestic Equity Funds	27.6%
US Government Money Market Fund	5.0%
International Equity Fund	4.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	34.6%
Intermediate Bond Fund	28.0%
Equity Index Fund	22.6%
US Government Money Market Fund	5.0%
International Fund	4.8%
Mid Cap Equity Index Fund	4.5%
Mid Cap Value Fund	0.5%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000047653
Shareholder Report [Line Items]
Fund Name	Clear Passage 2020 Fund
Trading Symbol	MURGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2020 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2020 Fund	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 8.24% before expenses and 8.10% after expenses. The Morningstar Lifetime Allocation Moderate 2020 Index returned 7.43% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2020 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,085	$10,138	$10,055	$10,003
12/16	$10,886	$11,351	$10,321	$10,030
12/17	$12,325	$13,829	$10,687	$10,114
12/18	$11,729	$13,223	$10,688	$10,303
12/19	$13,820	$17,386	$11,620	$10,535
12/20	$15,109	$20,585	$12,492	$10,596
12/21	$16,590	$26,494	$12,299	$10,601
12/22	$14,423	$21,696	$10,699	$10,760
12/23	$16,130	$27,399	$11,291	$11,326
12/24	$17,437	$34,254	$11,432	$11,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2020 Fund	8.10%	4.76%	5.72%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 459,141,775
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 238,023
InvestmentCompanyPortfolioTurnover	17.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$459,141,775
# of Portfolio Holdings	10
Portfolio Turnover Rate	17.58%
Advisory Fees Paid	$238,023

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	56.4%
Domestic Equity Funds	31.9%
International Equity Fund	6.7%
US Government Money Market Fund	5.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	36.3%
Equity Index Fund	24.7%
Intermediate Bond Fund	20.1%
International Fund	6.7%
US Government Money Market Fund	5.0%
Mid Cap Equity Index Fund	4.7%
Small Cap Value Fund	1.1%
Small Cap Equity Index Fund	0.7%
Mid Cap Value Fund	0.7%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000047654
Shareholder Report [Line Items]
Fund Name	Clear Passage 2025 Fund
Trading Symbol	MURHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2025 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2025 Fund	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 9.83% before expenses and 9.70% after expenses. The Morningstar Lifetime Allocation Moderate 2025 Index was 7.89% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2025 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,024	$10,138	$10,055	$10,003
12/16	$10,961	$11,351	$10,321	$10,030
12/17	$12,571	$13,829	$10,687	$10,114
12/18	$11,889	$13,223	$10,688	$10,303
12/19	$14,216	$17,386	$11,620	$10,535
12/20	$15,730	$20,585	$12,492	$10,596
12/21	$17,612	$26,494	$12,299	$10,601
12/22	$15,224	$21,696	$10,699	$10,760
12/23	$17,294	$27,399	$11,291	$11,326
12/24	$18,972	$34,254	$11,432	$11,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2025 Fund	9.70%	5.94%	6.61%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,111,402,725
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 561,490
InvestmentCompanyPortfolioTurnover	20.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,111,402,725
# of Portfolio Holdings	10
Portfolio Turnover Rate	20.69%
Advisory Fees Paid	$561,490

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	48.0%
Domestic Equity Funds	39.0%
International Equity Fund	10.0%
US Government Money Market Fund	3.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	33.0%
Equity Index Fund	30.7%
Intermediate Bond Fund	15.0%
International Fund	10.0%
Mid Cap Equity Index Fund	4.9%
US Government Money Market Fund	3.0%
Small Cap Value Fund	1.7%
Mid Cap Value Fund	0.9%
Small Cap Equity Index Fund	0.8%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000047655
Shareholder Report [Line Items]
Fund Name	Clear Passage 2030 Fund
Trading Symbol	MURIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2030 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2030 Fund	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 11.29% before expenses and 11.16% after expenses. The Morningstar Lifetime Allocation Moderate 2030 Index was 8.73% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2030 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,972	$10,138	$10,055	$10,003
12/16	$11,053	$11,351	$10,321	$10,030
12/17	$12,761	$13,829	$10,687	$10,114
12/18	$11,991	$13,223	$10,688	$10,303
12/19	$14,553	$17,386	$11,620	$10,535
12/20	$16,273	$20,585	$12,492	$10,596
12/21	$18,761	$26,494	$12,299	$10,601
12/22	$16,108	$21,696	$10,699	$10,760
12/23	$18,565	$27,399	$11,291	$11,326
12/24	$20,638	$34,254	$11,432	$11,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2030 Fund	11.16%	7.24%	7.51%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,408,740,700
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 682,197
InvestmentCompanyPortfolioTurnover	20.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,408,740,700
# of Portfolio Holdings	11
Portfolio Turnover Rate	20.62%
Advisory Fees Paid	$682,197

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	47.4%
Bond Funds	37.6%
International Equity Fund	12.0%
US Government Money Market Fund	3.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	35.8%
Core Bond Fund	27.7%
International Fund	12.0%
Intermediate Bond Fund	9.9%
Mid Cap Equity Index Fund	5.8%
US Government Money Market Fund	3.0%
Small Cap Value Fund	1.9%
Mid Cap Value Fund	1.7%
Small Cap Growth Fund	1.2%
Small Cap Equity Index Fund	1.0%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000047656
Shareholder Report [Line Items]
Fund Name	Clear Passage 2035 Fund
Trading Symbol	MURJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2035 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2035 Fund	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 13.18% before expenses and 13.05% after expenses. The Morningstar Lifetime Allocation Moderate 2035 Index was 10.06% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2035 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,946	$10,138	$10,055	$10,003
12/16	$11,061	$11,351	$10,321	$10,030
12/17	$12,961	$13,829	$10,687	$10,114
12/18	$11,993	$13,223	$10,688	$10,303
12/19	$14,867	$17,386	$11,620	$10,535
12/20	$16,727	$20,585	$12,492	$10,596
12/21	$19,711	$26,494	$12,299	$10,601
12/22	$16,715	$21,696	$10,699	$10,760
12/23	$19,599	$27,399	$11,291	$11,326
12/24	$22,157	$34,254	$11,432	$11,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2035 Fund	13.05%	8.31%	8.28%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,399,229,098
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 665,632
InvestmentCompanyPortfolioTurnover	19.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,399,229,098
# of Portfolio Holdings	11
Portfolio Turnover Rate	19.82%
Advisory Fees Paid	$665,632

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	55.5%
Bond Funds	26.9%
International Equity Fund	14.7%
US Government Money Market Fund	2.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	41.9%
Core Bond Fund	21.9%
International Fund	14.7%
Mid Cap Equity Index Fund	8.1%
Intermediate Bond Fund	5.0%
US Government Money Market Fund	2.9%
Small Cap Value Fund	2.0%
Mid Cap Value Fund	1.4%
Small Cap Growth Fund	1.1%
Small Cap Equity Index Fund	1.0%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000047657
Shareholder Report [Line Items]
Fund Name	Clear Passage 2040 Fund
Trading Symbol	MURLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2040 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2040 Fund	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 14.48% before expenses and 14.35% after expenses. The Morningstar Lifetime Allocation Moderate 2040 Index was 11.55% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2040 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,967	$10,138	$10,055	$10,003
12/16	$11,132	$11,351	$10,321	$10,030
12/17	$13,091	$13,829	$10,687	$10,114
12/18	$11,987	$13,223	$10,688	$10,303
12/19	$14,949	$17,386	$11,620	$10,535
12/20	$16,938	$20,585	$12,492	$10,596
12/21	$20,306	$26,494	$12,299	$10,601
12/22	$17,185	$21,696	$10,699	$10,760
12/23	$20,428	$27,399	$11,291	$11,326
12/24	$23,359	$34,254	$11,432	$11,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2040 Fund	14.35%	9.34%	8.85%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,203,562,143
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 566,439
InvestmentCompanyPortfolioTurnover	17.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,203,562,143
# of Portfolio Holdings	11
Portfolio Turnover Rate	17.81%
Advisory Fees Paid	$566,439

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	61.4%
International Equity Fund	18.6%
Bond Funds	18.0%
US Government Money Market Fund	2.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	45.1%
International Fund	18.6%
Core Bond Fund	14.0%
Mid Cap Equity Index Fund	10.3%
Intermediate Bond Fund	4.0%
Small Cap Equity Index Fund	2.0%
Small Cap Value Fund	2.0%
US Government Money Market Fund	2.0%
Mid Cap Value Fund	1.0%
Small Cap Growth Fund	1.0%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000047658
Shareholder Report [Line Items]
Fund Name	Clear Passage 2045 Fund
Trading Symbol	MURMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2045 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2045 Fund	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 15.03% before expenses and 14.90% after expenses. The Morningstar Lifetime Allocation Moderate 2045 Index was 12.69% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2045 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,969	$10,138	$10,055	$10,003
12/16	$11,150	$11,351	$10,321	$10,030
12/17	$13,098	$13,829	$10,687	$10,114
12/18	$11,944	$13,223	$10,688	$10,303
12/19	$14,904	$17,386	$11,620	$10,535
12/20	$16,912	$20,585	$12,492	$10,596
12/21	$20,391	$26,494	$12,299	$10,601
12/22	$17,213	$21,696	$10,699	$10,760
12/23	$20,593	$27,399	$11,291	$11,326
12/24	$23,662	$34,254	$11,432	$11,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2045 Fund	14.90%	9.68%	8.99%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,231,626,232
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 583,895
InvestmentCompanyPortfolioTurnover	16.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,231,626,232
# of Portfolio Holdings	11
Portfolio Turnover Rate	16.21%
Advisory Fees Paid	$583,895

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	64.9%
International Equity Fund	20.1%
Bond Funds	13.0%
US Government Money Market Fund	2.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	47.2%
International Fund	20.1%
Mid Cap Equity Index Fund	10.5%
Core Bond Fund	10.0%
Intermediate Bond Fund	3.0%
Small Cap Growth Fund	2.1%
Small Cap Equity Index Fund	2.1%
US Government Money Market Fund	2.0%
Small Cap Value Fund	2.0%
Mid Cap Value Fund	1.0%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000112889
Shareholder Report [Line Items]
Fund Name	Clear Passage 2050 Fund
Trading Symbol	MURNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2050 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2050 Fund	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 15.53% before expenses and 15.39% after expenses. The Morningstar Lifetime Allocation Moderate 2050 Index was 13.18% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2050 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,941	$10,138	$10,055	$10,003
12/16	$11,098	$11,351	$10,321	$10,030
12/17	$13,117	$13,829	$10,687	$10,114
12/18	$11,929	$13,223	$10,688	$10,303
12/19	$14,935	$17,386	$11,620	$10,535
12/20	$16,910	$20,585	$12,492	$10,596
12/21	$20,431	$26,494	$12,299	$10,601
12/22	$17,232	$21,696	$10,699	$10,760
12/23	$20,667	$27,399	$11,291	$11,326
12/24	$23,849	$34,254	$11,432	$11,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2050 Fund	15.39%	9.81%	9.08%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 976,609,645
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 457,960
InvestmentCompanyPortfolioTurnover	13.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$976,609,645
# of Portfolio Holdings	11
Portfolio Turnover Rate	13.94%
Advisory Fees Paid	$457,960

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	68.7%
International Equity Fund	20.4%
Bond Funds	8.9%
US Government Money Market Fund	2.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	49.3%
International Fund	20.4%
Mid Cap Equity Index Fund	11.3%
Core Bond Fund	7.0%
Mid Cap Value Fund	2.1%
Small Cap Growth Fund	2.0%
Small Cap Value Fund	2.0%
Small Cap Equity Index Fund	2.0%
US Government Money Market Fund	2.0%
Intermediate Bond Fund	1.9%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000168453
Shareholder Report [Line Items]
Fund Name	Clear Passage 2055 Fund
Trading Symbol	MUROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2055 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2055 Fund	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 15.82% before expenses and 15.66% after expenses. The Morningstar Lifetime Allocation Moderate 2055 Index was 13.14% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2055 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
10/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,400	$10,382	$9,702	$10,008
12/17	$12,300	$12,649	$10,046	$10,092
12/18	$11,158	$12,094	$10,047	$10,280
12/19	$13,894	$15,903	$10,923	$10,512
12/20	$15,845	$18,829	$11,743	$10,573
12/21	$19,190	$24,233	$11,562	$10,578
12/22	$16,164	$19,844	$10,058	$10,737
12/23	$19,394	$25,061	$10,614	$11,301
12/24	$22,432	$31,331	$10,746	$11,917

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
MoA Clear Passage 2055 Fund (Incp: October 1, 2016)	15.66%	10.05%	10.29%
S&P 500 Index	25.02%	14.53%	14.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.88%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	2.15%

Performance Inception Date	Oct. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 560,993,268
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 255,869
InvestmentCompanyPortfolioTurnover	16.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$560,993,268
# of Portfolio Holdings	11
Portfolio Turnover Rate	16.37%
Advisory Fees Paid	$255,869

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	70.4%
International Equity Fund	21.8%
Bond Funds	6.8%
US Government Money Market Fund	1.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	49.4%
International Fund	21.8%
Mid Cap Equity Index Fund	11.9%
Core Bond Fund	6.0%
Small Cap Equity Index Fund	3.0%
Mid Cap Value Fund	2.1%
Small Cap Value Fund	2.0%
Small Cap Growth Fund	2.0%
US Government Money Market Fund	1.0%
Intermediate Bond Fund	0.8%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000200088
Shareholder Report [Line Items]
Fund Name	Clear Passage 2060 Fund
Trading Symbol	MURPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2060 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2060 Fund	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 15.91% before expenses and 15.73% after expenses. The Morningstar Lifetime Allocation Moderate 2060 Index was 12.95% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2060 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
07/18	$10,000	$10,000	$10,000	$10,000
12/18	$8,900	$9,286	$10,174	$10,106
12/19	$11,123	$12,210	$11,061	$10,333
12/20	$12,709	$14,456	$11,892	$10,393
12/21	$15,454	$18,606	$11,708	$10,398
12/22	$13,025	$15,236	$10,185	$10,554
12/23	$15,654	$19,241	$10,748	$11,109
12/24	$18,117	$24,056	$10,882	$11,714

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
MoA Clear Passage 2060 Fund (Incp: July 2, 2018)	15.73%	10.25%	9.58%
S&P 500 Index	25.02%	14.53%	14.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.31%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	2.47%

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 311,077,724
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 138,705
InvestmentCompanyPortfolioTurnover	15.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$311,077,724
# of Portfolio Holdings	11
Portfolio Turnover Rate	15.46%
Advisory Fees Paid	$138,705

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	71.3%
International Equity Fund	22.9%
Bond Funds	4.9%
US Government Money Market Fund	0.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	48.4%
International Fund	22.9%
Mid Cap Equity Index Fund	12.7%
Core Bond Fund	4.3%
Small Cap Equity Index Fund	3.1%
Small Cap Value Fund	2.9%
Mid Cap Value Fund	2.2%
Small Cap Growth Fund	2.0%
US Government Money Market Fund	0.9%
Intermediate Bond Fund	0.6%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000218763
Shareholder Report [Line Items]
Fund Name	Clear Passage 2065 Fund
Trading Symbol	MURQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Clear Passage 2065 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2065 Fund	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 16.08% before expenses and 16.01% after expenses. The Morningstar Lifetime Allocation Moderate 2065 Index was 12.71% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2065 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
08/20	$10,000	$10,000	$10,000	$10,000
12/20	$11,816	$11,481	$9,990	$10,004
12/21	$14,383	$14,777	$9,836	$10,009
12/22	$12,148	$12,101	$8,556	$10,159
12/23	$14,639	$15,282	$9,029	$10,694
12/24	$16,983	$19,105	$9,142	$11,276

Average Annual Return [Table Text Block]
	1 Year	Since Inception
MoA Clear Passage 2065 Fund (Incp: August 3, 2020)	16.01%	12.76%
S&P 500 Index	25.02%	15.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	-2.01%
FTSE 3-Month Treasury Bill Index	5.45%	2.76%

Performance Inception Date	Aug. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 122,186,691
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$122,186,691
# of Portfolio Holdings	11
Portfolio Turnover Rate	12.71%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	72.5%
International Equity Fund	22.5%
Bond Funds	4.1%
US Government Money Market Fund	0.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	48.4%
International Fund	22.5%
Mid Cap Equity Index Fund	12.1%
Core Bond Fund	3.5%
Small Cap Value Fund	3.1%
Small Cap Equity Index Fund	3.1%
Mid Cap Value Fund	2.9%
Small Cap Growth Fund	2.9%
US Government Money Market Fund	0.9%
Intermediate Bond Fund	0.6%

Material Fund Change [Text Block]

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

C000025747
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Trading Symbol	MACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Conservative Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Conservative Allocation Fund	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 8.21% before expenses and 8.09% after expenses. The Morningstar US Moderately Conservative Target Allocation Index, returned 9.11% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Conservative Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$10,116	$10,138	$10,055
12/16	$10,739	$11,351	$10,321
12/17	$11,720	$13,829	$10,687
12/18	$11,521	$13,223	$10,688
12/19	$13,071	$17,386	$11,620
12/20	$14,298	$20,585	$12,492
12/21	$15,416	$26,494	$12,299
12/22	$13,498	$21,696	$10,699
12/23	$15,013	$27,399	$11,291
12/24	$16,228	$34,254	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Conservative Allocation Fund	8.09%	4.42%	4.96%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,601,480
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$152,601,480
# of Portfolio Holdings	6
Portfolio Turnover Rate	22.14%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	58.6%
Domestic Equity Funds	32.7%
International Equity Fund	4.9%
US Government Money Market Fund	3.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	34.2%
Equity Index Fund	27.4%
Intermediate Bond Fund	24.4%
Mid Cap Equity Index Fund	5.3%
International Fund	4.9%
US Government Money Market Fund	3.8%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025734
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Trading Symbol	MAMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Moderate Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Moderate Allocation Fund	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 11.36% before expenses and 11.27% after expenses. The Morningstar US Moderate Target Allocation Index, returned 12.95% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Moderate Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$9,990	$10,138	$10,055
12/16	$10,930	$11,351	$10,321
12/17	$12,422	$13,829	$10,687
12/18	$11,881	$13,223	$10,688
12/19	$14,100	$17,386	$11,620
12/20	$15,753	$20,585	$12,492
12/21	$17,989	$26,494	$12,299
12/22	$15,488	$21,696	$10,699
12/23	$17,863	$27,399	$11,291
12/24	$19,877	$34,254	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Moderate Allocation Fund	11.27%	7.11%	7.11%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 396,681,650
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$396,681,650
# of Portfolio Holdings	5
Portfolio Turnover Rate	15.72%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	48.1%
Bond Funds	37.0%
International Equity Fund	14.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	37.4%
Core Bond Fund	23.1%
International Fund	14.9%
Intermediate Bond Fund	13.9%
Mid Cap Equity Index Fund	10.7%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025735
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Trading Symbol	MAANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Aggressive Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Aggressive Allocation Fund	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 13.32% before expenses and 13.22% after expenses. The Morningstar US Moderately Aggressive Target Allocation Index, returned 15.15% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Line Graph [Table Text Block]
	MoA Aggressive Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$9,910	$10,138	$10,055
12/16	$11,007	$11,351	$10,321
12/17	$12,831	$13,829	$10,687
12/18	$11,928	$13,223	$10,688
12/19	$14,670	$17,386	$11,620
12/20	$16,646	$20,585	$12,492
12/21	$19,678	$26,494	$12,299
12/22	$16,679	$21,696	$10,699
12/23	$19,601	$27,399	$11,291
12/24	$22,193	$34,254	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Aggressive Allocation Fund	13.22%	8.63%	8.30%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 335,124,019
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$335,124,019
# of Portfolio Holdings	6
Portfolio Turnover Rate	15.97%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	67.9%
International Equity Fund	18.2%
Bond Funds	13.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	37.6%
Mid Cap Equity Index Fund	20.3%
International Fund	18.2%
Core Bond Fund	13.9%
Small Cap Growth Fund	5.1%
Small Cap Value Fund	4.9%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025736
Shareholder Report [Line Items]
Fund Name	US Government Money Market Fund
Trading Symbol	MAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA US Government Money Market Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA US Government Money Market Fund	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
AssetsNet	$ 515,882,755
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 793,426
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$515,882,755
# of Portfolio Holdings	21
Advisory Fees Paid	$793,426

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Short-Term Debt Securities	69.9%
U.S. Government Agency Short-Term Debt	30.5%
Temporary Cash Investment	0.0%
Short-Term Debt, Cash Investment and Other Net Assets	-0.4%

Material Fund Change [Text Block]

Material Fund Change

After the close of business on August 23, 2024, the MoA Money Market Fund was restructured as a US Government Money Market Fund and renamed as the MoA US Government Money Market Fund.  After the close of business on August 23, 2024, the Fund underwent a stock split so the ending NAV was $1.00.  The exact split ratio was 11.855015:1.  Post the split and commencing on August 26, 2024, the Fund began seeking to preserve a $1.00 per share net asset value, declaring dividends daily and paying dividends monthly.

C000025738
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund
Trading Symbol	MAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Intermediate Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Intermediate Bond Fund	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 3.28% before expenses and 2.79% after expenses. The Bloomberg U.S. Intermediate Government/Credit Bond Index, returned 3.00% over the same period. The Federal Reserve cut interest rates three times in 2024 but indicated a slowdown in potential cuts in 2025. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

Line Graph [Table Text Block]
	MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$9,983	$10,055	$10,107
12/16	$10,361	$10,321	$10,317
12/17	$10,602	$10,687	$10,538
12/18	$10,629	$10,688	$10,630
12/19	$11,284	$11,620	$11,353
12/20	$11,891	$12,492	$12,084
12/21	$11,650	$12,299	$11,910
12/22	$10,758	$10,699	$10,929
12/23	$11,255	$11,291	$11,502
12/24	$11,569	$11,432	$11,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Intermediate Bond Fund	2.79%	0.50%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 899,241,186
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 3,678,995
InvestmentCompanyPortfolioTurnover	53.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$899,241,186
# of Portfolio Holdings	208
Portfolio Turnover Rate	53.52%
Advisory Fees Paid	$3,678,995

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Long-Term Corporate Debt	56.7%
Long-Term U.S. Treasury Debt Securities	40.1%
Long-Term U.S. Government Agency Securities	1.9%
Short-Term Debt, Cash Investment and Other Net Assets	1.3%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.
C000025739
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Trading Symbol	MABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MoA Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Core Bond Fund	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 1.64% before expenses and 1.17% after expenses. The Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period. The Federal Reserve cut interest rates three times in 2024 but indicated a slowdown in potential cuts in 2025. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

Line Graph [Table Text Block]
	MoA Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000
12/15	$10,054	$10,055
12/16	$10,494	$10,321
12/17	$10,881	$10,687
12/18	$10,948	$10,688
12/19	$11,782	$11,620
12/20	$12,507	$12,492
12/21	$12,201	$12,299
12/22	$10,640	$10,699
12/23	$11,175	$11,291
12/24	$11,306	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Core Bond Fund	1.17%	-0.82%	1.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,209,073,744
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 8,341,085
InvestmentCompanyPortfolioTurnover	44.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,209,073,744
# of Portfolio Holdings	593
Portfolio Turnover Rate	44.53%
Advisory Fees Paid	$8,341,085

Holdings [Text Block]

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Long-Term Corporate Debt	44.6%
Long-Term U.S. Government Agency Securities	35.7%
Long-Term U.S. Treasury Debt Securities	18.4%
Sovereign Debt	0.1%
Short-Term Debt, Cash Investment and Other Net Assets	1.2%

Material Fund Change [Text Block]

Material Fund Change

During the year, the Fund did not have any material fund changes.